Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings per share
Earnings per share

Note 13. Earnings per share

Basic earnings (loss) per share is computed by dividing net income (loss) available to Sirius Group common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) available to Sirius Group common shareholders by the weighted-average number of common shares outstanding adjusted to give effect to potentially dilutive securities.

The Series A redeemable preference shares qualify as participating securities, which requires the application of the two-class method to compute both basic and diluted earnings per share. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common shareholders. The Series A redeemable preference shares have no obligation to absorb losses of the Company in periods of net loss.

For the periods presented, there are no potentially dilutive securities or instruments that would have an effect on the calculation of dilutive earnings per share.

The following table sets forth the computation of basic and diluted earnings per common share for the three and nine months ended September 30, 2018 and 2017:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
(Millions, except share and per share information)	2018	2017	2018	2017
Numerator:
Net income (loss)	$(27.7)	$(172.3)	$113.8	$(155.4)
Less: Income attributable to non-controlling interests	(0.3)	(4.2)	(0.9)	(13.2)
Less: Accrued dividends on Series A redeemable preference shares	—	(2.5)	(2.6)	(3.5)
Net income (loss) available for dividends out of undistributed earnings	$(28.0)	$(179.0)	$110.3	$(172.1)
Less: Earnings attributable to Series A redeemable preference shares	—	—	(4.5)	—
Net income (loss) available to Sirius Group common shareholders	$(28.0)	$(179.0)	$105.8	$(172.1)
Denominator:
Weighted average shares outstanding for basic and diluted earnings per share	120,000,000	120,000,000	120,000,000	120,000,000
Earnings per share
Basic earnings per share	$(0.23)	$(1.49)	$0.88	$(1.43)
Diluted earnings per share	$(0.23)	$(1.49)	$0.88	$(1.43)

Note 16. Earnings per share

Basic earnings (loss) per share is computed by dividing net income (loss) available to Sirius Group common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income available to Sirius Group common shareholders by the weighted-average number of common shares outstanding adjusted to give effect to potentially dilutive securities.

The Series A redeemable preference shares qualify as participating securities which requires the application of the two-class method to compute both basic and diluted earnings per share. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common shareholders. The Series A redeemable preference shares have no obligation to absorb losses of the Company in periods of net loss.

For the periods presented, there are no potentially dilutive securities or instruments that would have an effect on the calculation of dilutive earnings per share.

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(Millions, except share and per share information)
Numerator:
Net (loss) income	$(136.3)	$51.8	$310.0
Less: Income attributable to non-controlling interests	(13.7)	(19.3)	(18.8)
Less: Accrued dividends on Series A redeemable preference shares	(6.1)	—	—
Net (loss) income attributable to Sirius Group common shareholders	$(156.1)	$32.5	$291.2
Denominator:
Weighted average shares outstanding for basic and diluted earnings per share(1)	120,000,000	120,000,000	120,000,000
Earnings (loss) per share
Basic earnings per share	$(1.30)	$0.27	$2.43
Diluted earnings per share	$(1.30)	$0.27	$2.43
(1)	On April 27, 2016, the Company split its common shares by a multiple of 10,000 resulting in 120,000,000 common shares. The stock split has been applied retroactively to 2015.